Intangible Assets, Net - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 46,470	$ 46,470	$ 185,881	$ 185,881